Apr. 18, 2018
U.S. Policy Alpha ETF

ACTIVE WEIGHTING FUNDS ETF TRUST (the “Trust”)

Supplement dated April 18, 2018

to the Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”) dated October 12, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with those documents.

Effective April 19, 2018, the name of the U.S. Tax Reform Fund (the “Fund”) will change to the EventShares U.S. Policy Alpha ETF, the Fund’s ticker symbol will change from TAXR to PLCY and the Fund’s investment objective and strategies will change as described below.

As a result of these changes, effective April 19, 2018, all references in the Prospectus and SAI to the U.S. Tax Reform Fund will be deleted and replaced with “EventShares U.S. Policy Alpha ETF” and references to TAXR will be deleted and replaced with “PLCY.”

The Trust’s website address also has changed to www.eventsharesfunds.com, and all references to the website in the Prospectus and SAI are updated accordingly.

Certain specific revisions to the Prospectus are set forth below.

Investment Objective

The “Investment Objective” section on page 13 will be replaced with the following:

The EventShares U.S. Policy Alpha ETF’s (the “Fund”) objective is to seek capital appreciation by investing in market segments that Active Weighting Advisors LLC (the “Advisor”) believes will be impacted by U.S. government policy and regulation.

Principal Investment Strategies

The “Principal Investment Strategies” section beginning on page 14 will be replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective of capital appreciation by investing, including both long and short positions, primarily in equity securities traded in the U.S. markets. Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of issuers domiciled in the U.S. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed without shareholder approval.

The Fund typically holds securities of a limited number of issuers, generally 50 to 100, and invests in issuers with a market capitalization greater than $250 million USD. The Fund may, to a limited extent, invest in equity securities traded in non-U.S. markets, including emerging market securities, as well as fixed income securities, derivatives, currencies, and commodities. The Fund will be subject to active turnover, generally on a quarterly basis, throughout market cycles based on the outlook of the Advisor. At the discretion of the Advisor, the Fund may actively add and remove positions intra-quarter based on changing market conditions.

Investment Objective Definition

The Fund takes positions in securities that are expected by the Advisor to appreciate in value as a result of U.S. government regulations, trade policies and fiscal spending (“Policy and Regulation Themes”). The Advisor will, based on its discretionary analysis, identify themes it views as Policy and Regulation Themes. As of the date of this Prospectus, examples of Policy and Regulation Themes include, but are not limited to, budgets, legislative bills, executive actions, or government agency regulations that change:

•	the budget priorities and appropriations, such as defense, border security, or federal and state healthcare spending, of the U.S. government;
•	the status of any new or existing trade agreements between the U.S. and a foreign country or countries;
•	the levels of import or export taxes or tariffs levied by the U.S. on certain products based on the industry or sector related to a product and/or the country of origin of a product;
•	the regulation of an industry or sector, such as environmental use and permits, pharmaceutical product approval, and financial industry regulatory asset thresholds; and
•	the current Internal Revenue Code, including corporate and individual tax rates, the use of tax credits and expense categories allowed as deductions.

Security Selection Process

In its fundamental research process, the Advisor searches for sectors and issuers that it views as directly exposed to Policy and Regulation Themes. The Advisor’s research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and capture trends that have implications for individual issuers or entire sectors. During this fundamental research process, the Advisor screens for issuers that have the potential to either experience significant multi-year earnings growth or significant business model disruption due to Policy and Regulation Themes.

The Fund initiates long positions in the securities of issuers (or sectors) that the Advisor believes will appreciate in value as a result of the implementation of such Policy and Regulation Themes and short positions in the securities of issuers (or sectors) that the Advisor believes will depreciate in value as a result of the implementation of such Policy and Regulation Themes.

The weight of each security within the portfolio will be rebalanced quarterly. As of each quarterly rebalance date, each security within the portfolio will be weighted equally regardless of its market capitalization or other fundamental characteristics.

In determining whether to exit an investment position of the Fund, the Advisor uses the same type of analysis it uses in initiating a position. The Advisor continuously reviews each security for exposure to its associated Policy and Regulation Theme. If a security, based on the Advisor’s discretionary analysis, is determined to no longer be exposed to its associated Policy and Regulation Theme or if the investment position has appreciated in value as compared to the Advisor’s expectations, the Fund will exit the investment position by selling the security or covering the short, as applicable. Additionally, if the Advisor removes a Policy and Regulation Theme from consideration in constructing the portfolio, the investment positions relating to such theme will be exited.

In addition to equities, the Fund may invest in fixed income securities. The Fund may utilize, to a limited extent, futures contracts, swap contracts and option contracts to obtain or hedge exposure to any security selected as part of its investment process. The Fund may also invest in commodities positions through exposure obtained through futures contracts, swap contracts, option contracts or exchange-traded vehicles (including ETFs, ETNs and exchange-traded commodities).

The Fund will be constructed and managed in accordance with the Advisor’s current views of Policy and Regulation Themes. The failure of the U.S. government to take positive action on Policy and Regulation Themes may negatively impact the Fund’s portfolio. The Advisor does not intend to hedge the portfolio against, or otherwise take defensive positions with respect to, failure of the U.S. government to take positive action on Policy and Regulation Themes.

For additional information about the Fund’s principal investment strategies, including the thematic research and the security selection processes, see “Description of the Principal Strategies of the Funds.”

Principal Risks

The first sentence of the second paragraph in the “Principal Risks” section on page 15 is replaced with the following:

LOSING ALL OR A PORTION OF YOUR INVESTMENT IS A RISK OF INVESTING IN THE FUND. FAILURE OF THE GOVERNMENT TO TAKE POSITIVE ACTION ON POLICY AND REGULATION THEMES, AS WELL AS OTHER FACTORS BESIDES GOVERNMENT ACTION, MAY RESULT IN LOSSES.

Description of the Principal Strategies of the Fund

The penultimate sentence of the last paragraph in the “Description of the Principal Strategies of the Funds” section beginning on page 27 is replaced with the following:

The EventShares U.S. Policy Alpha ETF selects securities that are expected to be impacted by the enactment of Policy and Regulation Themes.

The “Research Process for the U.S. Tax Reform Fund” section beginning on page 29 is replaced with the following:

Research Process for the EventShares U.S. Policy Alpha ETF

The Advisor will, based on its discretionary analysis, identify themes it views as Policy and Regulation Themes. At any given time, the Advisor generally identifies four to ten Policy and Regulation Themes for consideration in constructing the Fund’s portfolio. The Advisor expects to review, among other things:

•	the expected timeline of introducing, debating, and voting on bills and budgets associated with a policy;
•	the ability of the regulation to cause securities of issuers to appreciate in value; and
•	thematic catalysts, including control of the executive, legislative, and judicial branches, and the corresponding ability of the introducing individual, agency or party to implement the policy.

If multiple competing versions of a budget or regulation exist, the Fund is constructed in accordance with the proposal or bill the Advisor believes possesses the highest probability of being enacted.

In determining whether to remove a Policy and Regulation Theme from consideration in constructing the Fund’s portfolio, the Advisor uses the same type of analysis it uses in selecting Policy and Regulation Themes. The Advisor continuously reviews each Policy and Regulation Theme represented within the portfolio for relevance within the current policy and regulation debate. If a Policy and Regulation Theme, based on the Advisor’s discretionary analysis, is determined to no longer be relevant, such theme will be removed and each investment position relating to the theme will be exited.